Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Operating Segments [Abstract]
Schedule of Segmented Information

2.21.1 Business segments

(Dollars in millions)
Year ended March 31, 2022	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,218	2,379	2,035	1,942	1,787	1,346	1,142	462	16,311
Identifiable operating expenses	2,967	1,158	1,231	1,029	1,133	798	649	316	9,281
Allocated expenses	867	399	353	347	332	213	174	124	2,809
Segment profit	1,384	822	451	566	322	335	319	22	4,221
Unallocable expenses									466
Operating profit									3,755
Other income, net (Refer to Note 2.16)									308
Finance cost (Refer to Note 2.8)									27
Profit before Income taxes									4,036
Income tax expense									1,068
Net profit									2,968
Depreciation and amortization									466
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2021	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561
Identifiable operating expenses	2,378	937	991	877	674	648	475	259	7,239
Allocated expenses	813	363	335	335	255	176	161	118	2,556
Segment profit	1,208	691	377	480	346	331	291	42	3,766
Unallocable expenses									441
Operating profit									3,325
Other income, net (Refer to Note 2.16)									297
Finance cost (Refer to Note 2.8)									26
Profit before Income taxes									3,596
Income tax expense									973
Net profit									2,623
Depreciation and amortization									441
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2020	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780
Identifiable operating expenses	2,109	984	998	860	703	581	452	209	6,896
Allocated expenses	893	399	348	340	293	175	168	130	2,746
Segment profit	1,027	593	341	452	289	225	202	9	3,138
Unallocable expenses									414
Operating profit									2,724
Other income, net (Refer to Note 2.16)									395
Finance cost (Refer to Note 2.8)									24
Profit before Income taxes									3,095
Income tax expense									757
Net profit									2,338
Depreciation and amortization									407
Non-cash expenses other than depreciation and amortization									7

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services